Quarterly Report
May 31, 2025
MFS®  Active Value ETF
Principal Listing Exchange: NYSE
EVE-Q1

Portfolio of Investments
5/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 9.0%
Boeing Co. (a)	6,420	$1,330,994
General Dynamics Corp.	3,122	869,446
Honeywell International, Inc.	3,256	738,037
Northrop Grumman Corp.	1,718	832,835
RTX Corp.	8,947	1,221,087
		$4,992,399
Alcoholic Beverages – 0.7%
Diageo PLC, ADR	3,337	$363,800
Brokerage & Asset Managers – 5.6%
Citigroup, Inc.	10,905	$821,364
KKR & Co., Inc.	7,621	925,647
LPL Financial Holdings, Inc.	837	324,053
NASDAQ, Inc.	12,882	1,076,162
		$3,147,226
Business Services – 2.7%
Accenture PLC, “A”	2,985	$945,708
Equifax, Inc.	2,080	549,515
		$1,495,223
Construction – 1.4%
CRH PLC	4,930	$449,419
Mid-America Apartment Communities, Inc., REIT	2,263	354,499
		$803,918
Consumer Products – 2.9%
Kenvue, Inc.	28,896	$689,748
Procter & Gamble Co.	5,336	906,533
		$1,596,281
Electronics – 5.9%
Analog Devices, Inc.	5,065	$1,083,809
KLA Corp.	1,266	958,210
NXP Semiconductors N.V.	3,855	736,806
Texas Instruments, Inc.	2,804	512,711
		$3,291,536
Energy - Independent – 1.5%
ConocoPhillips	9,881	$843,343
Energy - Integrated – 4.4%
Chevron Corp.	8,029	$1,097,564
Exxon Mobil Corp.	13,156	1,345,859
		$2,443,423
Food & Beverages – 4.9%
Mondelez International, Inc.	13,680	$923,263
Nestle S.A., ADR	10,981	1,169,586
PepsiCo, Inc.	4,793	630,040
		$2,722,889
Gaming & Lodging – 1.8%
Hilton Worldwide Holdings, Inc.	3,986	$990,282

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 4.7%
Cigna Group	5,606	$1,775,084
Elevance Health, Inc.	2,261	867,862
		$2,642,946
Insurance – 10.9%
Aon PLC	2,611	$971,501
Marsh & McLennan Cos., Inc.	4,884	1,141,195
Progressive Corp.	9,357	2,666,090
Travelers Cos., Inc.	4,793	1,321,430
		$6,100,216
Machinery & Tools – 3.8%
Eaton Corp. PLC	2,218	$710,204
Illinois Tool Works, Inc.	2,804	687,204
PACCAR, Inc.	7,801	732,124
		$2,129,532
Major Banks – 9.3%
Bank of America Corp.	18,433	$813,448
JPMorgan Chase & Co.	9,338	2,465,232
Morgan Stanley	8,796	1,126,152
Wells Fargo & Co.	10,375	775,843
		$5,180,675
Medical & Health Technology & Services – 3.1%
McKesson Corp.	2,433	$1,750,568
Medical Equipment – 2.3%
Abbott Laboratories	9,480	$1,266,338
Other Banks & Diversified Financials – 2.1%
American Express Co.	3,936	$1,157,381
Pharmaceuticals – 5.2%
AbbVie, Inc.	5,155	$959,397
Johnson & Johnson	4,070	631,705
Merck & Co., Inc.	4,070	312,739
Pfizer, Inc.	29,348	689,384
Roche Holding Ltd., ADR	8,072	325,302
		$2,918,527
Railroad & Shipping – 2.2%
Union Pacific Corp.	5,606	$1,242,626
Real Estate - Storage – 1.9%
Prologis, Inc., REIT	9,768	$1,060,805
Specialty Stores – 2.5%
Home Depot, Inc.	2,898	$1,067,304
Target Corp.	3,253	305,815
		$1,373,119
Utilities - Electric Power – 10.1%
Alliant Energy Corp.	11,103	$690,940
Dominion Energy, Inc.	16,913	958,460
Duke Energy Corp.	12,232	1,439,951
PG&E Corp.	40,116	677,158
Southern Co.	13,499	1,214,910

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Xcel Energy, Inc.	9,663	$677,376
		$5,658,795
Total Common Stocks		$55,171,848
Mutual Funds – 0.8%
Money Market Funds – 0.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.27% (j)	471,389	$471,389

Other Assets, Less Liabilities – 0.3%		149,489
Net Assets – 100.0%		$55,792,726
(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$55,171,848	$—	$—	$55,171,848
Investment Companies	471,389	—	—	471,389
Total	$55,643,237	$—	$—	$55,643,237
For further information regarding security characteristics, see the Portfolio of Investments.
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